Other Liabilities and Deferred Credits	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits	Other liabilities and deferred credits
The following table provides the breakdown of Other liabilities and deferred credits as at December 31, 2021 and 2020:

In millions	December 31,	2021	2020
	Personal injury and other claims provisions (Note 21) (1)	$232	$238
	Environmental provisions (Note 21) (1)	18	13
	Stock-based compensation liability (Note 19)	9	14
	Contract liabilities (Note 4) (1)	—	85
	Deferred credits and other	168	184
	Total other liabilities and deferred credits	$427	$534
(1)    See Note 14 – Accounts payable and other for the related current portion.